Condensed Balance sheet (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Assets
Cash and cash equivalents	$ 39,164	$ 23,474	$ 75,108
Corporate owned life insurance	10,747	10,511
Other assets	1,940	1,367
Total assets	401,812	389,166
Liabilities and Stockholders’ Equity
Subordinated debentures	4,124	4,124
Stockholders’ equity	40,390	38,871	36,626
Total liabilities and stockholders’ equity	401,812	389,166
Parent Company
Assets
Cash and cash equivalents	2,608	2,117	1,438
Investment in the Bank	38,644	38,089
Corporate owned life insurance	318	307
Other assets	3,076	2,498
Total assets	44,646	43,011
Liabilities and Stockholders’ Equity
Subordinated debentures	4,124	4,124
Other liabilities	153	16
Stockholders’ equity	40,389	38,871
Total liabilities and stockholders’ equity	$ 44,646	$ 43,011